Consolidated Statements Of Comprehensive Income $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩) ₩ / shares	[1],[2]	Dec. 31, 2019 USD ($) $ / shares	[1],[2]	Dec. 31, 2018 KRW (₩) ₩ / shares	[2]	Dec. 31, 2017 KRW (₩) ₩ / shares
Statement Of Comprehensive Income Abstract [Abstract]
Interest income	₩ 14,639,187		$ 12,669,575		₩ 13,734,569		₩ 11,919,057
Interest income from financial instruments at fair value through other comprehensive income and amortized cost	13,935,124		12,060,239		12,986,209		0
Interest income from financial instruments at fair value through profit or loss	704,063		609,336		748,360		0
Interest income from loans and receivables and investments	0		0		0		11,382,452
Interest income from financial instruments at fair value through profit or loss (under IAS 39)	0		0		0		536,605
Interest expense	(5,442,400)		(4,710,159)		(4,829,641)		(3,672,443)
Net interest income	9,196,787		7,959,416		8,904,928		8,246,614
Fee and commission income	3,879,247		3,357,319		3,717,720		3,988,250
Fee and commission expense	(1,524,243)		(1,319,166)		(1,474,344)		(1,938,226)
Net fee and commission income	2,355,004		2,038,153		2,243,376		2,050,024
Insurance income	12,317,182		10,659,981		11,975,070		8,970,992
Insurance expense	(12,017,670)		(10,400,767)		(11,484,954)		(8,377,282)
Net insurance income	299,512		259,214		490,116		593,710
Net gains on financial assets/liabilities at fair value through profit or loss before applying overlay approach	912,187		789,458		350,490		0
Net gains (losses) on overlay adjustment	(268,315)		(232,215)		813		0
Net gains on financial assets/liabilities at fair value through profit or loss	643,872		557,243		351,303		0
Net gains on financial assets/liabilities at fair value through profit or loss (under IAS 39)	0		0		0		203,724
Net other operating expenses	(1,063,324)		(920,260)		(1,130,036)		(901,890)
General and administrative expenses	(6,271,017)		(5,427,290)		(5,918,512)		(5,628,664)
Operating profit before provision for credit losses	5,160,834		4,466,476		4,941,175		4,563,518
Provision for credit losses	(670,185)	[3],[4]	(580,016)	[3],[4]	(673,694)	[4]	(548,244)
Net operating income	4,490,649		3,886,460		4,267,481		4,015,274
Share of profit of associates and joint ventures	16,451	[3],[4]	14,238	[3],[4]	24,260	[4]	84,274
Net other non-operating income	26,886		23,268		9,791		38,876
Net non-operating income	43,337		37,506		34,051		123,150
Profit before income tax	4,533,986		3,923,966		4,301,532		4,138,424
Income tax expense	(1,220,787)		(1,056,537)		(1,239,586)		(794,963)
Profit for the year	3,313,199	[3],[4]	2,867,429	[3],[4]	3,061,946	[4]	3,343,461
Items that will not be reclassified to profit or loss
Remeasurements of net defined benefit liabilities	(55,827)		(48,316)		(138,016)		22,605
Share of other comprehensive income of associates and joint ventures	(105)		(91)		(74)		(145)
Revaluation lossess on equity instruments at fair value through other comprehensive income	(17,329)		(14,997)		(31,169)		0
Fair value changes on financial liabilities designated at fair value due to own credit risk	(11,372)		(9,842)		1,484		0
Items that will not be reclassified to profit or loss (Sub Total)	(84,633)		(73,246)		(167,775)		22,460
Items that may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations	37,861		32,767		48,820		(110,037)
Net gains on debt instruments at fair value through other comprehensive income	35,490		30,715		119,182		0
Valuation gains on financial investments	0		0		0		89,117
Shares of other comprehensive income of associates and joint ventures	7,800		6,751		(3,659)		100,880
Cash flow hedges	(33,182)		(28,718)		(9,038)		20,959
Gains (losses) on hedges of a net investment in a foreign operation	(8,900)		(7,703)		(27,134)		26,614
Other comprehensive income of separate account	3,364		2,911		28,709		(13,767)
Net gains on overlay adjustment	194,223		168,092		413		0
Items that may be reclassified subsequently to profit or loss(Sub Total)	236,656		204,815		157,293		113,766
Other comprehensive income(loss) for the year, net of tax	152,023		131,569		(10,482)		136,226
Total comprehensive income for the year	3,465,222		2,998,998		3,051,464		3,479,687
Profit attributable to:
Shareholders of the parent company	3,311,828		2,866,242		3,061,191		3,311,438
Non-controlling interests	1,371		1,187		755		32,023
Profit attributable (Sub Total)	3,313,199	[3],[4]	2,867,429	[3],[4]	3,061,946	[4]	3,343,461
Comprehensive Income Attributable To Abstract [Abstract]
Shareholders of the parent company	3,463,567		2,997,565		3,050,805		3,445,285
Non-controlling interests	1,655		1,433		659		34,402
Total comprehensive income for the year	₩ 3,465,222		$ 2,998,998		₩ 3,051,464		₩ 3,479,687
Earnings Per Share
Basic earnings per share | (per share)	₩ 8,451		$ 7.31		₩ 7,721		₩ 8,305
Diluted earnings per share | (per share)	₩ 8,389		$ 7.26		₩ 7,676		₩ 8,257

[1]	The consolidated statement of comprehensive income for the year ended December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives for the years ended December 31, 2017 and 2018 has not been restated.
[2]	The consolidated statements of comprehensive income for the years ended December 31, 2018 and 2019 are prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.
[3]	The consolidated statement of cash flows for the year ended December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives for the years ended December 31, 2017 and 2018 has not been restated.
[4]	The consolidated statements of cash flows for the years ended December 31, 2018 and 2019 are prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.